Financial Assets at Amortised Cost (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Amortised Cost (Details) [Line Items]
Credit risk provision amount	$ 155,903	$ 105,837
Loan from Mortgage	$ 93,614
Macro-economic information and scenarios, description	the Bank updated the macro-economic information and scenarios, resulting in an increase of ECL allowance of MCh$73,000, which were covered with post-model adjustment previously recorded. As of December 31, 2022 the Bank maintained MCh$91,351 in residual overlays, to face future macro-economic information and scenarios updates and to cover certain defaulted loans from mortgage and other commercial portfolios.
Finance Lease For Real Estate [Member]
Financial Assets at Amortised Cost (Details) [Line Items]
ECL allowance	$ 50,935
Significant Increase in Credit Risk [Member]
Financial Assets at Amortised Cost (Details) [Line Items]
ECL allowance	863
OR Criteria [Member]
Financial Assets at Amortised Cost (Details) [Line Items]
ECL allowance	$ 22,175